Significant Accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 308,000	$ 300,000
Inventory Write-down	0	6,286,000	$ 9,318,000
Residual value per light weight ton	$ 400	$ 400
Property, Plant and Equipment, Useful Life	25 years